SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to June 30, 2022, there were the following material transactions that require disclosure:

On July 6, 2022, the Company issued a stock option grant to an employee for 150,000 shares at an exercise price of $2.24 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years after two quarters.

15. SUBSEQUENT EVENTS

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to September 30, 2021, there were the following material transactions that require disclosure:

Annual Shareholder Meeting

On October 15, 2021, the Company held its annual shareholder meeting. The Company’s shareholders approved and adopted various motions as detailed in the Company’s Form 8-K that was filed with the SEC on October 19, 2021.

2021 Equity Incentive Plan

On October 15, 2021, at the annual shareholder meeting held on October 15, 2021, the 2021 Equity Incentive Plan was adopted and approved, increasing size of the stock available under the Stock Option Plan to 20,000,000 shares. On December 10, 2021, the Company filed a registration statement on Form S-8 that registered 34,650,120 shares issued under the 2011 Stock Incentive Plan and 2021 Equity Incentive Plan.

Second Amended and Restated Bylaws

On October 15, 2021, the shareholders of the Company approving the Second Amended and Restated Bylaws effective October 15, 2021.

Lease Modifications

On April 13, 2017, the Company leased its executive office located at 500 Union Street, Suite 810, Seattle, Washington, USA, 98101. The Company leases 943 square feet and the current net monthly payment is $3,334. The monthly payment increases approximately 3% each year and the lease expires on May 31, 2022. On October 31, 2021, the Company extended the lease from June 1, 2022 to May 31, 2023 at $2,986 per month.

On February 1, 2019, the Company leased its lab facilities and executive offices located at 915 E Pine Street, Suite 212, Seattle, WA 98122. The Company leases 2,642 square feet and the net monthly payment at September 30, 2021 is $8,697. The monthly payment increases approximately 3% annually each year on July 1. The lease expires on June 30, 2024. On October 11, 2021, the Company entered into First Amendment of Lease and added 1,030 square feet for year for $1,000 for $5,000 per month. The space will be utilized for clinical trials.

Extension of Convertible Promissory Notes with Clayton A. Struve

On November 8, 2021, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2022.

Certificate of Amendment to Articles of Incorporation

On December 6, 2021, the Company received approval from the State of Nevada for a Certificate of Amendment to the Articles of Incorporation related to the increase in the number of authorized common shares.

AI Revenue

On December 16, 2021, the Company, announced the Company’s Artificial Intelligence (AI) Deep Learning Platform has generated initial revenue of approximately $4.2 million from Non-Fungible Token (NFT) sales.

Note Payable-PPP Loans

On April 30, 2020, the Company received $226,170 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Company filed the application for the loan forgiveness during the three months ended December 31, 2021 and the Company is expecting approval by the SBA.

On February 1, 2021, the Company received $205,633 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Company filed the application for the loan forgiveness during the three months ended December 31, 2021 and the Company is expecting approval by the SBA.

Stock Option Exercises and Issuances

The Company issued 803,361 shares of common stock related to warrant and stock option exercises and received $768,830.

The Compensation committee issued stock option grants to seven employees and three consultants for 910,000 shares at an exercise price of $2.09 per share. The stock option grants expire in five years. The stock option grant vests quarterly over four years.

On December 16, 2021, the Company issued a stock option grant to Ronald P. Erickson for 1,000.000 shares at an exercise price of $2.09 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years.

On December 16, 2021, the Company issued a stock option grant to Phillip A. Bosua for 1,300,000 shares at an exercise price of $2.09 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years.

On December 16, 2021, the Company approved 30,000 shares each to three directors shares at terms to be determined during January 2022.

On December 16, 2021, the Company issued 20,000 warrants to purchase common stock each to three directors shares at terms to be determined during January 2022.